Document and Entity Information	Mar. 08, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	Sensei Biotherapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39980
Entity Tax Identification Number	83-1863385
Entity Address, Address Line One	451 D Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	240
Local Phone Number	243-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SNSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001829802
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1405 Research Blvd
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850